Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity
The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding, January 1, 2020	877,393	45.30	34.14	7.61	30,729
Granted	130,548	84.59	40.52
Exercised	(460,222)	33.15
Forfeite d	(35,929)	51.56

Outstanding, December 31, 2020	511,790	63.83	41.10	7.54	18,910

Vested and expected to vest at December 31, 2020	489,476	62.24	41.00	7.40	18,296

Exercisable as of December 31, 2020	201,517	47.43	35.87	6.36	10,518

Schedule of Restricted Shares Activity
Restricted shares activity for the year ended December 31, 2020 was as follows:

	Number of options	Weighted average grant date fair value
Outstanding, January 1, 2020	1,005,290	65.73
Granted	467,115	85.44
Vested	(417,998)	53.07
Forfeited	(201,076)	61.48

Outstanding, December 31, 2020	853,331	79.88

Expected to vest, December 31, 2020	655,199	79.47

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model
The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2018	2019	2020
Fair value of ordinary share	US$63.91-US$98.31	US$87.39	US$77.32-US$94.46
Risk-free interest rates	2.42%-3.09%	1.96%	0.62%-1.92%
Expected exercise multiple	2.2-2.8	2.2	2.2-2.8
Expected volatility	52%-60%	53%	52%-53%
Expected dividend yield	0.00%	0.00%	1.00%
Weighted average fair value per option granted	US$40.71-US$78.09	US$45.26	US$30.00-US$44.69

Schedule of Share-Based Compensation Expenses
Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	16,112	15,508	21,372	3,276
Sales and marketing expenses	61,599	46,081	40,103	6,146
General and administrative expenses	55,992	62,884	55,868	8,562
Product development expenses	68,622	79,535	93,863	14,385

	202,325	204,008	211,206	32,369